Consolidated Statements of Comprehensive Income - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement of comprehensive income [abstract]
Net income for the year	$ 6,906	$ 1,734
Defined benefit pension plans:
Remeasurements	115	177
Related income tax expense	(30)	(48)
Defined benefit pension plans	85	129
Equity investments measured at fair value through other comprehensive income (FVTOCI):
Increase in fair value	37	11
Related income tax recovery (expense)	2	(1)
Equity investments measured at FVTOCI	39	10
Items that will not be reclassified to net income	124	139
Cash flow hedging derivative instruments:
Unrealized (loss) gain in fair value of derivative instruments	(25)	1,081
Reclassification to net income of loss (gain) on debt derivatives	1,409	(1,983)
Reclassification to net income or property, plant and equipment of gain on expenditure derivatives	(65)	(63)
Reclassification to net income for accrued interest	(105)	(57)
Related income tax recovery (expense)	32	(145)
Cash flow hedging derivative instruments	1,246	(1,167)
Items that may subsequently be reclassified to net income	1,246	(1,167)
Other comprehensive income (loss) for the year	1,370	(1,028)
Comprehensive income for the year	8,276	706
Comprehensive income for the year attributable to:
RCI shareholders	8,264	706
Non-controlling interest	$ 12	$ 0